BALANCES AND TRANSACTIONS WITH RELATED COMPANIES	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES
21.	BALANCES AND TRANSACTIONS WITH RELATED COMPANIES

Technical, Financial and Operational Assistance Agreement

Pampa Energía is tgs’ technical operator, according to the approval of ENARGAS in June 2004, and subject to the terms and conditions of the Technical Assistance Agreement which provides that Pampa Energía is in charge of providing services related to the operation and maintenance of the natural gas transportation system and related facilities and equipment, to ensure that the performance of the system is in conformity with international standards and in compliance with certain environmental standards. For these services, the Company pays a monthly fee based on a percentage of the operating income of the Company.

The Ordinary and Extraordinary General Shareholders´ Meeting held on October 17, 2019 ratified the proposal approved by the Board of Directors at its meeting on September 17, 2019 made to Pampa Energía that implies an extension in the contract and a modification in the determination of the remuneration received by Pampa Energía.

Such modifications, without implying a modification in the scope of the tasks performed, mean a progressive reduction over the years in the remuneration that Pampa Energía will receive in its role of Technical Operator.

According to the modifications made, tgs will pay Pampa Energía the greater of: (i) an annual fixed sum of US$ 0.5 million or (ii) the variable compensation that arises from applying to comprehensive income before results and income taxes for the year but after deducting also the above fixed amount) the following scheme:

•	From 12/28/2019 to 12/27/2020: 6.5%
•	From 12/28/2020 to 12/27/2021: 6%
•	From 12/28/2021 to 12/27/2022: 5.5%
•	From 12/28/2022 to 12/27/2023: 5%
•	From 12/28/2023 to 12/27/2024 and onwards: 4.5%

Commercial transactions

In the normal course of its activity, tgs celebrated with Pampa Energía and other companies related to it, agreements to transfer natural gas and its richness. The price, which is denominated in US dollars, is determined according to common market practices.

In addition, in the normal course of business, tgs carries out liquid sales, natural gas transportation services and other services with its associated companies, Pampa Energía and related companies.

Lease agreement with Pampa Energía

As mentioned in Note 13 to these Consolidated Financial Statements, on August 11, 2016, the Company entered into a finance lease agreement with Pampa Energía (formerly Petrobras Argentina).

Key management compensation

The accrued amounts corresponding to the compensation of the members of the Board of Directors, the Statutory Committee and the Executive Committee for the years ended December 31, 2025, 2024 and 2023 were Ps. 4,973,010, Ps. 4,659,399 and Ps. 4,512,420, respectively.

Balances and transactions with related parties

The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2025 and 2024 is as follows:

	2025		2024
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	25,903,872	18,079,034	17,379,490	28,772,012
Associates with significant influence:
Link	48,050	-	38,932	-
TGU (liquidated)	-	-	-	-
Other related companies:
CT Barragan S.A.	34,330	-	40,526	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (2)	71,976,141	10,341,529	2,969,665	14,679,587
Transener S.A.	68,585	32	63,964	-
Total	98,030,978	28,420,595	20,492,577	43,451,599

(1)	Accounts payable includes Ps. 7,423,443 and Ps. 15,180,809 corresponding to the financial leasing recorded as “Loans” as of December 31, 2025 and 2024, respectively.
(2)	Accounts receivable as of December 31, 2025 and 2024 includes Ps. 71,941,018 and Ps. 2,789,309, respectively, recorded in “Other Credits”.

As of December 31, 2024, tgs had a balance of Ps. 26,930,001 corresponding to Dollar linked notes issued by CT Barragán S.A. and Pampa Energía. The book value of the notes is disclosed within the caption “Financial assets at fair value through profit or loss”.

The detail of significant transactions with related parties for the years ended December 31, 2025, 2024 and 2023 is as follows:

Year ended December 31, 2025:

	Revenues				Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Telecommunications	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	136	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	29,318,365	14,755,983	95,856,234	233,981	44,632,804	32,931,332	-	911,655	-	-
Associates with significant influence:
Link	-	-	394,520	-	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	-	82,377	-	-	-	-	-	-
Transener S.A.	-	-	339	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	147,935	-	-	-	-	-	1,022,407	-
Fundación TGS	-	-	-	-	-	-	-	-	-	867,143
Total	29,318,365	14,755,983	96,399,028	316,358	44,632,804	32,931,332	136	911,655	1,022,407	867,143
(1) Corresponds to donations expenses.

Additionally, during the year ended December 31, 2025, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 85,972,947 which are activated within the balance of advances to suppliers.

Year ended December 31, 2024:

	Revenues				Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Telecommunications	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	191	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	22,477,232	21,178,139	65,121,669	142,899	45,450,778	34,736,319	-	1,796,092	-	-
Associates with significant influence:
Link	-	-	397,531	-	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	135,502	150,831	-	-	-	-	-	-
Transener S.A.	-	-	495	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	169,493	-	-	-	-	-	1,031,832	-
Comercializadora e Inversora S.A.	2,771,782	-	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	-	711,475
Total	25,249,014	21,178,139	65,824,690	293,730	45,450,778	34,736,319	191	1,796,092	1,031,832	711,475
(1) Corresponds to donations expenses.

Additionally, during the year ended December 31, 2024, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 172,763,578 which are activated within the balance of advances to suppliers.

Year ended December 31, 2023:

	Revenues				Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Telecommunications	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	627	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	9,913,962	24,652,572	50,383,525	127,559	47,331,089	17,412,376	-	2,628,360	-	-
Associates with significant influence:
Link	-	-	404,491	-	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	-	152,600	-	-	-	-	-	-
Transener S.A.	-	-	1,698	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	171,567	-	-	-	-	-	19,509,101	-
Comercializadora e Inversora S.A.	2,006,707	-	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	-	405,223
Total	11,920,669	24,652,572	50,961,281	280,159	47,331,089	17,412,376	627	2,628,360	19,509,101	405,223
(1) Corresponds to donations expenses.